Preferred Stock - Additional Information (Details) - shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity Disclosure [Abstract]
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0